Shareholders' Equity (Share Option Plan) (Details) - shares	1 Months Ended	12 Months Ended
	Aug. 31, 2012	Dec. 31, 2016	Oct. 31, 2013	Dec. 31, 2007	Jul. 31, 2004
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Capital gains tax		25.00%
Share Option Plan (2004) [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Option expiration term		10 years
Shares authorized				582,750	282,750
Additional shares authorized	500,000
Conversion rate		1:1
Share Option Plan 2013 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares authorized			500,000